Amana Participation Fund
Amana Participation Fund
Investment Objective
Capital preservation and current income, consistent with Islamic principles. Capital preservation is its primary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Participation Fund.
Shareowner Fees
Shareholder Fees - Amana Participation Fund - USD ($)	Participation Fund Investor Shares	Participation Fund Institutional Shares
Shareowner Fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Amana Participation Fund	Participation Fund Investor Shares	Participation Fund Institutional Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.17%	0.18%
Total Annual Fund Operating Expenses	0.92%	0.68%

Example
The example below is intended to help investors compare the cost of investing in shares of the Participation Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in shares of the Participation Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:
Expense Example - Amana Participation Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Shares	94	293	509	1,131
Institutional Shares	69	218	379	847

When you buy shares through a financial intermediary, that intermediary may charge a transaction fee or commission which is not reflected in the expenses table or example. Purchases and redemptions of Fund shares will be made at the daily net asset value established by the Fund (before any commission).
Portfolio Turnover
The Participation Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.06% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Participation Fund invests at least 80% of its assets in short and intermediate-term Islamic income-producing investments. The Fund invests primarily in notes and certificates issued for payment by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. Examples of these notes and certificates include (a) sukuk, which link the returns and cash flows of financing to the assets purchased, or the returns generated from an asset purchased, (b) murabaha, which involves a purchase and sale contract, and (c) wakala, in which accounts are operated under the Islamic finance principle of wakala (an agency agreement).

These investments typically involve the purchase of financial certificates representing investments in tangible assets, project financing, sale and leaseback arrangements, and similar transactions, and the distribution of profits (as opposed to the payment of interest) related to the underlying asset or project. Unlike an investment in a conventional bond that represents a promise to pay interest, these investments involve the sharing of profits and losses in the assets or projects financed by the Fund's investment in the notes and certificates. In addition, the Fund may invest in time deposits with banks that involve underlying purchase and sale agreements to generate the return on the deposit.

Generally, Islamic principles require that investors participate in profit and loss, that they receive no usury or interest, and that they do not invest in a prohibited business. Some of the businesses not permitted are liquor, wine, casinos, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

In accordance with Islamic principles, the Fund shall not purchase conventional bonds, debentures, or other interest-paying obligations of indebtedness. Islamic principles discourage speculation, and the Fund tends to hold investments for several years. Under normal circumstances the Fund maintains a dollar-weighted average maturity of two to five years.

The Participation Fund restricts its investments so that at least 50% are denominated in US dollars, with no more than 10% in any other currency.

Under normal conditions, the Fund invests at least 65% of its assets in securities rated within the four highest grades (Aaa, Aa, A, Baa) by a nationally-recognized rating agency and may invest up to 35% in unrated and high-yield notes and certificates, which may be considered equivalent to "junk bonds."
Principal Risks of Investing
Market risk: The value of Participation Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities and currency markets as well as the fortunes of the countries, industries, and companies in which the Fund invests.

Diversification and concentration risks: The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers, which may cause the Fund to experience more volatility than diversified funds. In addition, the Fund may concentrate its investments within the financial services industry and real estate sector.

Investment strategy risk: The Fund's restricted ability to invest in certain market sectors, such as non-Islamic financial companies and conventional fixed-income securities, limits opportunities and may adversely affect the Fund's performance. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell. Investments by the Fund in foreign securities and those that are thinly traded, such as lower quality issuers, tend to involve greater liquidity risk. The market for certain investments may become illiquid under adverse market or economic conditions.

The Fund invests substantially in sukuk certificates that are traded outside of the US or within the US subject to certain trading restrictions which may increase the liquidity risks associated with the Fund's investments.

Foreign investing risk: The Participation Fund involves risks not typically associated with investing in US securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation, or confiscation of assets, and (6) differing reporting, accounting, and auditing standards of foreign countries. The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the Participation Fund.

Sukuk risk: Sukuk are specifically structured to adhere to Islamic investment principles, but also must be engineered to be economically feasible in order to attract investment. Sukuk structures may be significantly more complicated than conventional bonds and often include a series of entities created specifically to support the sukuk structure. In addition, sukuk are largely created in or otherwise subject to the risks of developing economies, many of which have weak or inconsistent accounting, legal, and financial infrastructure. The structural complexity of sukuk, along with the weak infrastructure of the sukuk market, increases risks of investing in sukuk, including operational, legal, and investment risks. In addition, adherence to Islamic investment principles increases the risk of loss in the event of a default. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that issuers or Islamic scholars may deem certain sukuk as not meeting Islamic investment principles subsequent to the sukuk being issued and therefore classify the investments as noncompliant with Islamic principles.

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer's securities may decline.

High-yield risk: Securities that are rated below investment grade may have greater price fluctuations and have a higher risk of default than investment grade securities. Below investment grade securities may be difficult to sell at an acceptable price, especially during periods of increased market volatility or significant market decline.
Performance
Annual Total Returns
The following bar chart presents the calendar year total returns of the Participation Fund Institutional Shares before taxes (Institutional Shares are used for this chart because they represent the largest share class of the Fund). The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.
[1]	For the period September 28, 2015 (the inception of the Fund) through December 31, 2015 and not annualized.

Best Quarter	Q2 2016	2.06%
Worst Quarter	Q4 2016	-1.43%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2017) was 1.83%.

Average Annual Total Returns
The table below presents the average annual returns of the Developing World Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the previous one year and since the Fund's inception on September 28, 2015, compare to those of a broad-based market index.
Periods ended December 31, 2016
Average Annual Total Returns - Amana Participation Fund	Label	1 Year	Since inception	Inception Date
Participation Fund Investor Shares	AMAPX	2.34%	1.29%	Sep. 28, 2015
Participation Fund Institutional Shares	AMIPX	2.56%	1.54%	Sep. 28, 2015
Participation Fund Institutional Shares | Return after taxes on distributions		1.66%	0.83%	Sep. 28, 2015
Participation Fund Institutional Shares | Return after taxes on distributions and sale of Fund shares		1.44%	0.85%	Sep. 28, 2015
Citi Sukuk Index (reflects no deduction for fees, expenses, or taxes)		4.01%	3.10%	Sep. 28, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Institutional Shares; after-tax returns for Investor Shares will vary. Actual after-tax returns depend on an investor's tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.